Convertible bonds (Details Narrative)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Convertible Bonds
Total bonds payable	$ 4,707,100	¥ 33,546,560	¥ 0